STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT INCOME
Net Appreciation in Investments	$ 622,671,212	$ 669,746,458
Interest and Dividend Income	25,397,228	26,942,047
Total Investment Income	648,068,440	696,688,505
CONTRIBUTIONS
Participants	200,333,063	215,145,574
Employer	81,284,557	86,846,315
Total Contributions	281,617,620	301,991,889
INTEREST INCOME ON NOTES RECEIVABLE FROM PARTICIPANTS	4,652,415	3,430,674
DISTRIBUTIONS TO PARTICIPANTS	(900,385,835)	(514,584,103)
ADMINISTRATIVE AND MANAGEMENT FEES
Professional Fees	(494,679)	(630,147)
Investment Advisory and Management Fees	(6,116,490)	(5,773,048)
Other Fees	(352,025)	(354,602)
Total Administrative and Management Fees	(6,963,194)	(6,757,797)
NET INCREASE	26,989,446	480,769,168
NET ASSETS AVAILABLE FOR BENEFITS BEGINNING OF YEAR	5,198,721,680	4,717,952,512
NET ASSETS AVAILABLE FOR BENEFITS END OF YEAR	$ 5,225,711,126	$ 5,198,721,680